Segment Reporting - Capital Expenditures by Segment (Detail) - Operating Segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total capital expenditures	$ 1,054,052	$ 648,882
Teekay Parent | Other
Segment Reporting Information [Line Items]
Total capital expenditures	7	88
Teekay Offshore
Segment Reporting Information [Line Items]
Total capital expenditures	340,705	294,581
Teekay LNG | Liquefied Gas Carriers
Segment Reporting Information [Line Items]
Total capital expenditures	708,608	344,924
Teekay LNG | Conventional Tankers
Segment Reporting Information [Line Items]
Total capital expenditures	0	63
Teekay Tankers | Conventional Tankers
Segment Reporting Information [Line Items]
Total capital expenditures	$ 4,732	$ 9,226